Goodwill and Intangible Assets - Schedule of Changes in Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	$ 441,992	$ 340,640
Foreign exchange translation adjustment	(757)	(2,638)
Goodwill	470,888	441,992
Schroth Safety Products LLC
Indefinite-Lived Intangible Assets [Line Items]
Acquisition		$ 103,990
DAC Engineered Products, LLC
Indefinite-Lived Intangible Assets [Line Items]
Acquisition	17,529
CAV Systems Group Limited
Indefinite-Lived Intangible Assets [Line Items]
Acquisition	$ 12,124